N-2 - USD ($)		Oct. 30, 2024	Oct. 21, 2024
Cover [Abstract]
Entity Central Index Key		0001678130
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		RiverNorth/DoubleLine Strategic Opportunity Fund, Inc
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	None
Dividend Reinvestment Plan Fees	None(1)

Expenses of the Offer
Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.12% (2)

(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(2)	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by the Fund is calculated as a percentage of the Fund’s net assets as of October 21, 2024, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Primary Subscription and Over-Subscription, this percentage would equal 0.08%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Common Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.12%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 35.73% of the Fund’s Managed Assets)
Annual Expenses
Management fee(3)	1.56%
Leverage costs(4)(5)	0.05%
Dividends on Preferred Shares(6)	4.14%(5)
Other expenses	1.14%
Acquired fund fees and expenses(7)	0.20%
Total annual expenses	7.09%

The expenses shown in the table under “Other expenses” and “Total annual expenses” are based in part on estimated amounts for the Fund’s 12 months of operations after June 30, 2024 unless otherwise indicated and assumes that the Fund has not issued any additional Common Shares.

(3)	The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 35.73% of the Fund’s Managed Assets. The Fund’s Managed Assets for the fiscal year ended June 30, 2024 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has preferred shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
(4)	“Leverage costs” in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of June 30, 2024. The table assumes the use of leverage from borrowings representing 35.73% of Managed Assets, which reflects approximately the percentage of the Fund’s total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2024, at a weighted average annual expense to the Fund of 4.56%.
(5)	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume (i) 2,400,000 shares of 4.375% Series A Preferred Stock with a liquidation preference of $60,000,000 was outstanding for the entire 12 months of operations after October 21, 2024; (ii) 2,400,000 shares of 4.75% Series B Preferred Stock with a liquidation preference of $60,000,000 was outstanding for the entire 12 months of operations after October 21, 2024; and 5,743,500 shares of 6.00% Series C Preferred Stock with a liquidation preference of $10 was outstanding for the entire 12 months of operations after October 21, 2024.
(6)	The actual amount of leverage costs borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
(7)	The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds (defined below) in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.20% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	1.56%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.05%
Dividend Expenses on Preferred Shares [Percent]	[4],[6]	4.14%
Acquired Fund Fees and Expenses [Percent]	[7]	0.20%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		1.14%
Total Annual Expenses [Percent]		7.09%
Expense Example [Table Text Block]

Example(8)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, including the estimated costs of the Offer (including the primary subscription and over-subscription) to be borne by Stockholders of $262,926, assuming (1) that the Fund’s net assets following (and after giving effect to) the Offer do not increase or decrease, (2) “Total annual expenses” of 7.09% of net assets attributable to Common Shares, and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$71	$207	$337	$639

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(8)	The example should not be considered a representation of future expenses and includes the expenses of the Offer. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV of Common Shares and that the Fund is engaged in leverage of 35.73% of Managed Assets, assuming interest and fees on leverage of 0.05%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the BNP Credit Agreement. See “Use of Leverage” in the accompanying Prospectus. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 71
Expense Example, Years 1 to 3	[8]	207
Expense Example, Years 1 to 5	[8]	337
Expense Example, Years 1 to 10	[8]	$ 639
Purpose of Fee Table , Note [Text Block]

The following table shows estimated Fund expenses as a percentage of net assets attributable to Common Shares. The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table and related footnotes, along with the example, are based on the Fund’s capital structure as of June 30, 2024. Actual expenses may be greater or less than those shown below.

Other Transaction Fees, Note [Text Block]		There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
Management Fee not based on Net Assets, Note [Text Block]		The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 35.73% of the Fund’s Managed Assets. The Fund’s Managed Assets for the fiscal year ended June 30, 2024 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has preferred shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds (defined below) in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.20% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 0.20% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees.
General Description of Registrant [Abstract]
Share Price			$ 8.74
NAV Per Share			$ 9.35
Latest Premium (Discount) to NAV [Percent]			2.70%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following information regarding the Fund’s authorized shares is as of the date hereof.

Title of Class	Amount Authorized	Amount Held by Fund or for the Fund’s Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Shares	39,326,500	--	22,971,194
Series A Preferred Shares	2,530,000	--	2,400,000
Series B Preferred Shares	2,400,000	--	2,400,000
Series C Preferred Shares	5,743,500	--	--

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Authorized [Shares]		39,326,500
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		22,971,194
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series A Preferred Shares
Outstanding Security, Authorized [Shares]		2,530,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		2,400,000
Series B Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series B Preferred Shares
Outstanding Security, Authorized [Shares]		2,400,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		2,400,000
Series C Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series C Preferred Shares
Outstanding Security, Authorized [Shares]		5,743,500
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]

[1]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Common Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by the Fund is calculated as a percentage of the Fund’s net assets as of October 21, 2024, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Primary Subscription and Over-Subscription, this percentage would equal 0.08%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Common Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.
[3]	The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 35.73% of the Fund’s Managed Assets. The Fund’s Managed Assets for the fiscal year ended June 30, 2024 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has preferred shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
[4]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume (i) 2,400,000 shares of 4.375% Series A Preferred Stock with a liquidation preference of $60,000,000 was outstanding for the entire 12 months of operations after October 21, 2024; (ii) 2,400,000 shares of 4.75% Series B Preferred Stock with a liquidation preference of $60,000,000 was outstanding for the entire 12 months of operations after October 21, 2024; and 5,743,500 shares of 6.00% Series C Preferred Stock with a liquidation preference of $10 was outstanding for the entire 12 months of operations after October 21, 2024.
[5]	“Leverage costs” in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of June 30, 2024. The table assumes the use of leverage from borrowings representing 35.73% of Managed Assets, which reflects approximately the percentage of the Fund’s total average Managed Assets attributable to such leverage averaged over the year ended June 30, 2024, at a weighted average annual expense to the Fund of 7.09%.
[6]	The actual amount of leverage costs borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
[7]	The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds (defined below) in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.20% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[8]	The example should not be considered a representation of future expenses and includes the expenses of the Offer. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV of Common Shares and that the Fund is engaged in leverage of 35.73% of Managed Assets, assuming interest and fees on leverage of 0.05%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the BNP Credit Agreement. See “Use of Leverage” in the accompanying Prospectus. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.